Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets
Amortization of intangible assets	$ 18,788	$ 23,352	$ 23,486
Estimated future amortization expense
2013	2,640
2014	2,640
2015	2,640
2016	2,052
2017	1,421
Thereafter	2,187
Net book value	$ 13,580